FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.	Financial risk management:

1)    Financial risk factors

The Company’s faces various financial risks: market risks (including foreign exchange and interest risks), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s results of operations and financial position.

Risk management is performed by the Chief Financial Officer of the Company who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer.

The Company’s finance department is responsible for carrying out financial risk management activities in accordance with policies approved by its BoD. The BoD provides general guidelines for overall financial risk management, as well as policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash. In order to minimize market risk and credit risk, the Company invests the majority of its cash balances in low-risk investments, such as highly rated bank deposits with terms of up to one-year term with exit points.

(a)   Market risks

The Company may face foreign exchange risk due to payments and investments in currencies other than the U.S. dollar, its functional currency. The Company manages the foreign exchange risk by aligning its liquidity currencies with the currencies of expected expenses, based on projected cash flows. A 5% appreciation of the U.S. dollar against the NIS, assuming all other variables remained constant, would have resulted in a negligible change in expenses across all the reported years, indicating immaterial foreign exchange risks.

(b)  Credit risk

Credit risk arises mainly from cash and cash equivalents, bank deposits, restricted cash, and trade and other receivables. The Company estimates that since the liquid instruments are mainly invested with highly rated institutions, the credit and interest risks associated with these balances are low.

Following the transfer of the Talicia®-related operations in October 2025 (see notes 16 and17), the credit risk previously associated with the Company’s U.S. commercial operations and related trade receivables has been substantially reduced, as those operations were transferred to THI and are presented as discontinued operations. As of December 31, 2025, credit risk from receivables primarily relates to amounts due from THI in connection with inventory sold to THI as part of the transactions. No loss allowance was recorded as of December 31, 2025.

(c)   Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash or the availability of funding through an adequate amount of committed credit facilities. Management monitors rolling forecasts of the Company’s liquidity reserve (comprising of cash, cash equivalents and bank deposits). This is generally carried out based on the expected cash flow in accordance with practices and limits set by the management of the Company.

The Company has entered into an equity line of credit  arrangements, which provides it with the ability to issue shares to an investor, subject to certain conditions. As of December 31, 2025, a portion of this facility remains available for use. These arrangements represents an additional potential source of liquidity for the Company. For further details, see notes 19 (d) and 19 (e).

For the year ended December 31, 2025, the Company generated revenues primarily from commercialization activities classified within discontinued operations. Following the transfer of the Talicia®-related operations in October 2025 (see notes 16 and 17), the Company’s revenue-generating commercialization activities are no longer part of continuing operations. As a result, the Company’s continuing operations are primarily focused on research and development activities and do not currently generate sufficient revenues to cover operating expenses. Accordingly, this gives rise to liquidity risk and raises significant doubt about the Company’s ability to continue as a going concern (see Note 1).

The tables below break down the Company’s financial liabilities into relevant maturity groupings based on their contractual and estimated maturities. The amounts disclosed in the tables are the contractual and estimated undiscounted cash flows.

Contractual maturities of financial liabilities As of December 31, 2025	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Account payable	731	—	—	731	731
Lease liabilities	246	1,058	22	1,326	1,070
Accrued expenses and other liabilities	12,472	—	—	12,472	12,472
Royalty obligation	—	137	1,040	1,177	500
Total	13,449	1,195	1,062	15,706	14,773
Contractual maturities of financial liabilities As of December 31, 2024	Less than 1 year	2-5 years	More than 5 years	Total contractual cash flows	Carrying amount
	U.S. Dollars in Thousands
Accounts payable	1,168	—	—	1,168	1,168
Lease liabilities	365	3	—	368	356
Accrued expenses and other current liabilities	9,993	—	—	9,993	9,993
Royalty obligation	—	137	1,246	1,383	500
Total	11,526	140	1,246	12,912	12,018

2)    Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, maintain optimal capital structure, and to reduce the cost of capital.

3)    Fair value estimation

The carrying amount of cash equivalents, restricted cash, bank deposits, receivables, account payables and accrued expenses approximate their fair value either due to their short-term characteristics. or, for certain obligations, because they are measured at the present value of future cash flows.

The fair value of the Royalty obligation balance is not materially different from its carrying amount.

The following table presents the change in derivative liabilities measured at level 3 for the year ended December 31, 2025, and December 31, 2024:

	Derivative financial instruments
	Year Ended December 31,
	2025	2024

	U.S. dollars in thousands
Balance at beginning of the period	1,421	741
Initial recognition of financial liability	—	9,860
Initial recognition of unrecognized day 1 loss	—	(952)
Excercise of financial liability	(141)	—
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	(1,280)	(8,228)
Balance at end of the period	—	1,421

Financial Instruments:

s

	U.S. dollars in thousands
			Non-cash changes
	January 1, 2025	Principal and interest payments (includes credits)	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2025
Payables in respect to the global termination agreement (See note 15(5)(b))	6,871	—		(1,395)	209	—	5,685
Lease liabilities	356	(447)	1,048	—	18	95	1,070

			Non-cash changes
	January 1, 2024	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2024
Payables in respect to the global termination agreement (See note 15(6)(b))	—	—	11,443	(4,750)	178	—	6,871
Lease liabilities	1,173	(691)	—	(188)	55	7	356

			Non-cash changes
	January 1, 2023	Principal and interest payments	Addition during the year	Decreases during the year	Interest expense	Foreign exchange movement	12/31/2023
Borrowing	115,216	—	—	(115,216)	—	—	—
Payable in respect of intangible assets purchase	11,157	(6,555)	—	(4,602)	—	—	—
Lease liabilities	7,475	(1,529)	270	(5,413)	367	3	1,173